Premises and Equipment - Schedule of Future Minimum Rental Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Property Plant And Equipment Capitalized Interest Costs [Abstract]
2017	$ 155
2018	86
2019	86
2020	86
2021	86
Thereafter	482
Total	$ 981